Parent Company’s Condensed Financial Statements - Schedule of Condensed Balance Sheets (Details) - Parent [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 4,632	$ 4,654
Due from subsidiaries, net	40,422,612	40,422,612
Investment in subsidiaries	17,404,880	13,066,030
Total Assets	57,832,124	53,493,296
Liabilities and Equity
Current liability	1	1
Total Liabilities	1	1
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 73,438,750, 73,438,750 and 12,238,750 shares issued and outstanding as of December 31, 2025 and 2024, respectively	7,344	7,344
Additional paid-in capital	42,998,556	42,998,556
Statutory reserves	370,683	370,683
Retained earnings	13,666,910	11,724,073
Accumulated other comprehensive loss	788,630	(1,607,361)
Total Hongli Group Inc. shareholders’ equity	57,832,123	53,493,295
Total Liabilities and Equity	$ 57,832,124	$ 53,493,296